LOANS AND BORROWINGS - Short-term borrowings secured (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Short-term borrowings
Assets to secure short-term loans and borrowings	¥ 222,086	¥ 11,615
Property and equipment, net	¥ 13,994,945	¥ 8,165,601
Weighted average interest rates of short-term borrowings	7.01%	7.93%
Accounts receivable
Short-term borrowings
Assets to secure short-term loans and borrowings	¥ 18,796	¥ 11,615
Property and equipment, net
Short-term borrowings
Assets to secure short-term loans and borrowings	¥ 203,290